Feb. 28, 2017

GOLDMAN SACHS TRUST

Goldman Sachs Domestic Equity Insights Funds

Class A, Class C, Institutional, Service, Investor,

Class R, Class R6 and Class T Shares (as applicable) of the

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

(the “Funds”)

Supplement dated September 11, 2017 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2017, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust recently approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

	Goldman Sachs Large Cap Growth Insights Fund		Goldman Sachs Large Cap Value Insights Fund		Goldman Sachs U.S. Equity Insights Fund
	Current Fee	Reduced Fee	Current Fee	Reduced Fee	Current Fee	Reduced Fee
First $1 Billion	0.65%	0.52%	0.60%	0.52%	0.65%	0.52%
Next $1 Billion	0.59%	0.47%	0.54%	0.47%	0.59%	0.47%
Next $3 Billion	0.56%	0.44%	0.51%	0.44%	0.56%	0.44%
Next $3 Billion	0.55%	0.44%	0.50%	0.44%	0.55%	0.44%
Over $8 Billion	0.54%	0.43%	0.49%	0.43%	0.54%	0.43%
	Goldman Sachs Small Cap Equity Insights Fund		Goldman Sachs Small Cap Growth Insights Fund		Goldman Sachs Small Cap Value Insights Fund
	Current Fee	Reduced Fee	Current Fee	Reduced Fee	Current Fee	Reduced Fee
First $2 Billion	0.85%	0.80%	0.85%	0.80%	0.85%	0.80%
Next $3 Billion	0.77%	0.72%	0.77%	0.72%	0.77%	0.72%
Next $3 Billion	0.73%	0.68%	0.73%	0.68%	0.73%	0.68%
Over $8 Billion	0.72%	0.67%	0.72%	0.67%	0.72%	0.67%

Effective immediately, the Funds’ Prospectus and SAI are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.24%		0.49%		0.10%		0.36%		0.24%		0.24%		0.10%		0.24%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.24%		0.24%		0.10%		0.11%		0.24%		0.24%		0.10%		0.24%
Total Annual Fund Operating Expenses	1.01%		1.76%		0.62%		1.13%		0.76%		1.26%		0.62%		1.01%
Expense Limitation[4]	(0.06)%		(0.06)%		(0.06)%		(0.07)%		(0.06)%		(0.06)%		(0.07)%		(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.95%		1.70%		0.56%		1.06%		0.70%		1.20%		0.55%		0.95%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$848	$1,072	$1,713
Class C Shares
– Assuming complete redemption at end of period	$273	$548	$949	$2,068
– Assuming no redemption	$173	$548	$949	$2,068
Institutional Shares	$57	$192	$340	$769
Service Shares	$108	$352	$616	$1,368
Investor Shares	$72	$237	$416	$937
Class R Shares	$122	$394	$686	$1,517
Class R6 Shares	$56	$191	$339	$768
Class T Shares	$344	$558	$788	$1,450

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Large Cap Value Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.29%		0.54%		0.15%		0.39%		0.29%		0.29%		0.15%		0.29%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.29%		0.29%		0.15%		0.14%		0.29%		0.29%		0.15%		0.29%
Total Annual Fund Operating Expenses	1.06%		1.81%		0.67%		1.16%		0.81%		1.31%		0.67%		1.06%
Expense Limitation[4]	(0.11)%		(0.11)%		(0.11)%		(0.10)%		(0.11)%		(0.11)%		(0.12)%		(0.11)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.95%		1.70%		0.56%		1.06%		0.70%		1.20%		0.55%		0.95%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Large Cap Value Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$858	$1,092	$1,764
Class C Shares
– Assuming complete redemption at end of period	$273	$559	$970	$2,118
– Assuming no redemption	$173	$559	$970	$2,118
Institutional Shares	$57	$203	$362	$824
Service Shares	$108	$359	$629	$1,400
Investor Shares	$72	$248	$439	$991
Class R Shares	$122	$404	$708	$1,569
Class R6 Shares	$56	$202	$361	$823
Class T Shares	$344	$568	$810	$1,502

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Small Cap Equity Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.80%		0.80%		0.80%		0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.38%		0.63%		0.23%		0.49%		0.36%		0.38%		0.22%		0.38%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.38%		0.38%		0.23%		0.24%		0.36%		0.38%		0.22%		0.38%
Total Annual Fund Operating Expenses	1.43%		2.18%		1.03%		1.54%		1.16%		1.68%		1.02%		1.43%
Expense Limitation[4]	(0.20)%		(0.20)%		(0.19)%		(0.20)%		(0.18)%		(0.20)%		(0.19)%		(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	1.23%		1.98%		0.84%		1.34%		0.98%		1.48%		0.83%		1.23%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Small Cap Equity Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$668	$959	$1,271	$2,153
Class C Shares
– Assuming complete redemption at end of period	$301	$663	$1,151	$2,498
– Assuming no redemption	$201	$663	$1,151	$2,498
Institutional Shares	$86	$309	$550	$1,242
Service Shares	$136	$467	$821	$1,818
Investor Shares	$100	$351	$621	$1,393
Class R Shares	$151	$510	$894	$1,970
Class R6 Shares	$85	$306	$545	$1,231
Class T Shares	$372	$672	$994	$1,903

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Small Cap Growth Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.80%		0.80%	0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[3]	0.40%		0.65%	0.26%		0.37%		0.40%		0.22%		0.40%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.40%		0.40%	0.26%		0.37%		0.40%		0.22%		0.40%
Total Annual Fund Operating Expenses	1.45%		2.20%	1.06%		1.17%		1.70%		1.02%		1.45%
Fee Waiver and Expense Limitation[4]	(0.26)%		(0.26)%	(0.22)%		(0.23)%		(0.26)%		(0.19)%		(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.19%		1.94%	0.84%		0.94%		1.44%		0.83%		1.19%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Small Cap Growth Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$665	$959	$1,275	$2,169
Class C Shares
– Assuming complete redemption at end of period	$297	$663	$1,156	$2,514
– Assuming no redemption	$197	$663	$1,156	$2,514
Institutional Shares	$86	$315	$563	$1,274
Investor Shares	$96	$349	$621	$1,400
Class R Shares	$147	$510	$899	$1,987
Class R6 Shares	$85	$306	$545	$1,231
Class T Shares	$368	$672	$998	$1,920

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Small Cap Value Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.80%		0.80%	0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[3]	0.43%		0.68%	0.29%		0.43%		0.43%		0.29%		0.43%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.43%		0.43%	0.29%		0.43%		0.43%		0.29%		0.43%
Total Annual Fund Operating Expenses	1.48%		2.23%	1.09%		1.23%		1.73%		1.09%		1.48%
Expense Limitation[4]	(0.25)%		(0.25)%	(0.25)%		(0.25)%		(0.25)%		(0.26)%		(0.25)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	1.23%		1.98%	0.84%		0.98%		1.48%		0.83%		1.23%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Small Cap Value Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$668	$969	$1,291	$2,201
Class C Shares
– Assuming complete redemption at end of period	$301	$673	$1,172	$2,545
– Assuming no redemption	$201	$673	$1,172	$2,545
Institutional Shares	$86	$322	$577	$1,306
Investor Shares	$100	$366	$652	$1,467
Class R Shares	$151	$521	$915	$2,020
Class R6 Shares	$85	$321	$576	$1,305
Class T Shares	$372	$682	$1,015	$1,953

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs U.S. Equity Insights Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.27%		0.52%		0.13%		0.38%		0.27%		0.27%		0.12%		0.27%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.27%		0.27%		0.13%		0.13%		0.27%		0.27%		0.12%		0.27%
Total Annual Fund Operating Expenses	1.04%		1.79%		0.65%		1.15%		0.79%		1.29%		0.64%		1.04%
Expense Limitation[4]	(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.95%		1.70%		0.56%		1.06%		0.70%		1.20%		0.55%		0.95%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs U.S. Equity Insights Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$854	$1,084	$1,743
Class C Shares
– Assuming complete redemption at end of period	$273	$555	$961	$2,098
– Assuming no redemption	$173	$555	$961	$2,098
Institutional Shares	$57	$199	$353	$802
Service Shares	$108	$356	$624	$1,390
Investor Shares	$72	$243	$430	$970
Class R Shares	$122	$400	$699	$1,549
Class R6 Shares	$56	$196	$348	$790
Class T Shares	$344	$564	$801	$1,481